Income Taxes (Details of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current income taxes:
Federal	$ 1,404,450	$ (38,608)	$ (178,190)
State	453,347	232,270	263,898
Total current income taxes	1,857,797	193,662	85,708
Deferred income taxes:
Federal	829,080	2,269,921	2,586,877
State	(33,051)	184,405	189,224
Total deferred income taxes	796,029	2,454,326	2,776,101
Amortization of investment tax credits	(9,039)	(9,039)	(14,698)
Total income tax expense	$ 2,644,787	$ 2,638,949	$ 2,847,111